Loans and borrowings, including leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Borrowings [Abstract]
Summary of Detailed Information about Borrowings
The features of the loans and borrowings, including leases comprising this caption and guarantees as of December 31, 2025, 2024 and 2023, are described as shown below:

Description	Currency	Nominal interest rate	Year of maturity	2025	2024	2023
Loan secured by the collection of credit card sales in the United States of America (“USA”) (2)	US	SOFR rate plus 325 basis points	2024	$—	$—	$63,076
Senior Trust Bonds (“CEBURES”) issued in Mexico, securitized by the collection of credit card sales in Mexico (3)	Ps.	TIIE rate plus 168 basis points (TIIE rate plus 138 to 168 basis points in 2023)	2025	—	52,558	143,930
Loans secured by the Ex-Im Bank in the USA	US	Fixed annual rate of 2.33%	2024	—	—	2,102
Singapore market listed and secured notes (formerly Chapter 11 Exit Financing) (1) (4)	US	Fixed annual rate of 8.5%	2027	—	—	662,530
Senior Secured Notes AEROMX 29 (1) (4)	US	Fixed annual rate of 8.25%	2029	500,000	500,000	—
Senior Secured Notes AEROMX31 (1) (4)	US	Fixed annual rate of 8.625%	2031	610,000	610,000	—
Total Loans				1,110,000	1,162,558	871,638
Financial leasing of flight and other equipments, supported by the Ex-Im Bank in the United States of America (1)	US	Fixed annual rate of 2.33%	2029	55,192	71,353	87,143
Financial leasing of flight and other equipments, supported by the Ex-Im Bank in the United States of America (1)	US	Fixed annual rate of 2.54%	2027	13,984	24,857	35,458

Description	Currency	Nominal interest rate	Year of maturity	2025	2024	2023
Financial leasing of flight and other equipments, supported by the Ex-Im Bank in the United States of America (1)	US	Fixed annual rate of 1.37%	2026	2,811	11,214	19,503
Finance leases of flight equipment	US	Fixed annual rates between 3.16% to 3.57%	2024	—	—	1,547
Financial lease of flight simulator	US	Fixed annual rate of 6.88%	2029	5,000	6,051	7,032
Total Financial Leasing				76,987	113,475	150,683
Lease Liabilities (IFRS 16)				2,879,155	2,438,437	2,216,859
Total Lease Liabilities				2,956,142	2,551,912	2,367,542
Total Loans and Borrowings, including Leases				4,066,142	3,714,470	3,239,180
Total Borrowing Costs				(11,115)	(13,557)	(4,874)
Total Net Loans and Borrowings, including Leases				4,055,027	3,700,913	3,234,306
Less current installments of financial debt				(31,628)	(89,046)	(183,572)
Less current installments of leases				(418,907)	(359,251)	(339,587)
Net current installments of Loans and Borrowings, including Leases				(450,535)	(448,297)	(523,159)
Non-current debt				3,615,607	3,266,173	2,716,021
Borrowing Costs				(11,115)	(13,557)	(4,874)
Net non-current Loans and Borrowings, including Leases				$3,604,492	$3,252,616	$2,711,147

(1)
Some of the contracts establish certain commitments for the Group, including: to comply with affirmative and negative covenants; to provide certain financial information and reports of fleet variances; to comply with conditions and terms agreed upon with third parties, mainly as concerns to payment of documented commitments; as well as restrictions for the Group for selling or transferring all or a significant portion of assets.

As of December 31, 2025, the Group is in compliance with its covenants.

(2)	This loan establishes a financial covenant related to collections coverage ratio which represented the payment guarantee.

(3)	At December 2023, the Group contracted interest rate Swaps, allowing to pay fixed rate (see Note 28).

(4)
In November 2024, Grupo Aeroméxico concluded the offering of debt instruments in the form of Senior Secured Notes (guaranteed by Aeroméxico, Aerolitoral, PLM and Aerovías Empresa de Cargo, S.A. de C.V.) of $500 million due 2029 with a coupon of 8.250% and $610 million due 2031 with a coupon of 8.625% (together the “Notes”). The proceeds from the offering of the Notes were used to redeem in full the senior secured notes due 2027 previously issued by Grupo Aeroméxico, with an aggregate principal amount outstanding of $662.5 million, and the remainder for general corporate purposes. The Notes were offered in the United States only to persons reasonably believed to be qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and outside the United States to
non-U.S.
persons pursuant to Regulation S under the Securities Act.

Summary of future maturities of loans and borrowings, net of borrowing
All the loans had installments throughout the year. As of December 31, 2025, future maturities of loans and borrowings, net of borrowing costs are as shown in the next page.

Year	Loans (a)	Financial leasing	Leases	Total
Current - 2026	$—	31,628	418,907	450,535

Non-current:
2027	—	20,966	405,463	426,429
2028	—	18,617	394,138	412,755
2029	489,616	5,776	336,726	832,118
2030	—	—	309,693	309,693
2031 and thereafter	609,269	—	1,014,228	1,623,497

Total non-current	1,098,885	45,359	2,460,248	3,604,492

Total loans and borrowings	$1,098,885	76,987	2,879,155	4,055,027

Summary of Reconciliation of Liabilities Arising from Financing Activities
Reconciliation of movements of liabilities to cash flows arising from financing activities-

	Loans and borrowings	Lease liabilities	Total
Balance as of January 1, 2025	$1,262,476	2,438,437	3,700,913

Proceeds for loans and borrowings	64,603	—	64,603
Repayments of borrowings	(156,182)	(365,602)	(521,784)

Total changes from financing cash flows	(91,579)	(365,602)	(457,181)
Effects of movements in foreign exchange rates	2,790	—	2,790
Other changes –
New leases	—	806,321	806,321
Interest expense	99,973	228,526	328,499
Other finance costs accrued	3,216	—	3,216
Interest and other finance costs paid	(102,459)	(225,616)	(328,075)
Other interest reversed, net	1,455	(2,911)	(1,456)

Balance as of December 31, 2025	$1,175,872	2,879,155	4,055,027